SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.8%

Consumer Discretionary – 6.6%
Auto Components - 2.0%
Gentex Corporation	46,796	$967,741
Nokian Renkaat	35,600	1,191,640

		2,159,381

Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory	2,329	113,935

Household Durables - 1.5%
Hunter Douglas	20,000	1,341,613
La-Z-Boy	9,815	323,797

		1,665,410

Specialty Retail - 2.3%
American Eagle Outfitters	43,231	958,431
Caleres	16,478	406,842
Designer Brands	8,215	182,537
USS	56,000	1,037,842

		2,585,652

Textiles, Apparel & Luxury Goods - 0.7%
HUGO BOSS	9,800	669,263
Steven Madden	2,978	100,776

		770,039

Total		7,294,417

Consumer Staples – 0.4%
Food & Staples Retailing - 0.4%
FamilyMart UNY Holdings	19,200	488,705

Total		488,705

Energy – 5.9%
Energy Equipment & Services - 3.4%
Helmerich & Payne	31,004	1,722,582
TGS-NOPEC Geophysical	72,700	1,983,352

		3,705,934

Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy	15,800	1,104,420
Gaztransport Et Technigaz	18,200	1,655,726

		2,760,146

Total		6,466,080

Financials – 28.6%
Banks - 2.4%
Bank of Georgia Group	39,500	850,415
BOK Financial	17,114	1,395,647
City Holding Company	4,389	334,398

		2,580,460

Capital Markets - 22.5%
Ashmore Group	367,200	2,043,125
AURELIUS Equity Opportunities	7,200	327,748
B3-Brasil, Bolsa, Balcao	220,000	1,804,794
Bolsa Mexicana de Valores	987,300	2,049,854
Carlyle Group L.P.	97,800	1,787,784
Coronation Fund Managers	153,700	489,369
Federated Investors Cl. B	38,000	1,113,780
Georgia Capital [1]	39,500	560,770
Gluskin Sheff + Associates	41,400	444,562
Houlihan Lokey Cl. A	14,200	651,070
Jupiter Fund Management	225,700	1,063,558
KKR & Co. Cl. A	132,500	3,112,425
Lazard Cl. A	23,700	856,518
Moelis & Company Cl. A	18,359	763,918
Northern Trust	18,600	1,681,626
SEI Investments	37,900	1,980,275
Sprott	588,600	1,334,574
State Street	18,600	1,224,066
Value Partners Group	1,818,100	1,412,800

		24,702,616

Diversified Financial Services - 1.0%
Jefferies Financial Group	59,700	1,121,763

Insurance - 0.8%
Reinsurance Group of America	6,305	895,184

Thrifts & Mortgage Finance - 1.9%
Genworth MI Canada	33,948	1,028,589
WSFS Financial	26,201	1,011,358

		2,039,947

Total		31,339,970

Health Care – 2.1%
Health Care Providers & Services - 0.1%
Ensign Group (The)	2,151	110,110

Pharmaceuticals - 2.0%
Recordati	39,100	1,522,396
Santen Pharmaceutical	41,600	618,951

		2,141,347

Total		2,251,457

Industrials – 29.1%
Aerospace & Defense - 3.5%
HEICO Corporation Cl. A	45,420	3,818,005

Airlines - 1.9%
Allegiant Travel	7,371	954,323
Hawaiian Holdings	42,556	1,117,095

		2,071,418

Building Products - 1.8%
Apogee Enterprises	11,700	438,633
Geberit	800	326,990
TOTO	29,600	1,253,920

		2,019,543

Commercial Services & Supplies - 0.7%
Herman Miller	23,676	832,922

Construction & Engineering - 1.9%
Comfort Systems USA	2,092	109,600
KBR	106,200	2,027,358

		2,136,958

Electrical Equipment - 1.6%
EnerSys	3,856	251,257
Hubbell Incorporated	12,700	1,498,346

		1,749,603

Machinery - 11.9%
Alamo Group	3,048	304,617
Federal Signal	4,429	115,110
Graco	50,400	2,495,808
IDEX Corporation	17,100	2,594,754
Lincoln Electric Holdings	10,550	884,828
Lindsay Corporation	21,400	2,071,306
Pfeiffer Vacuum Technology	9,600	1,468,865
Spirax-Sarco Engineering	21,900	2,050,850
Wabash National	77,092	1,044,597

		13,030,735

Marine - 1.4%
Clarkson	48,600	1,503,353

Professional Services - 2.1%
Korn Ferry	7,501	335,895
ManpowerGroup	22,600	1,868,794
Robert Half International	1,664	108,426

		2,313,115

Road & Rail - 0.3%
Old Dominion Freight Line	700	101,073
Werner Enterprises	6,843	233,688

		334,761

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies	36,500	2,170,655

Total		31,981,068

Information Technology – 7.2%
Electronic Equipment, Instruments & Components - 5.6%
Benchmark Electronics	39,678	1,041,547
FLIR Systems	65,800	3,130,764
Methode Electronics	32,838	945,078
Vishay Intertechnology	55,303	1,021,446

		6,138,835

Semiconductors & Semiconductor Equipment - 1.1%
MKS Instruments	12,522	1,165,172

Software - 0.5%
SimCorp	5,600	540,614

Total		7,844,621

Materials – 13.1%
Chemicals - 3.0%
Quaker Chemical	16,400	3,285,412

Containers & Packaging - 3.1%
AptarGroup	29,500	3,138,505
Greif Cl. A	6,300	259,875

		3,398,380

Metals & Mining - 7.0%
Franco-Nevada	26,400	1,981,320
Reliance Steel & Aluminum	28,300	2,554,358
Royal Gold	15,500	1,409,415
Worthington Industries	46,800	1,746,576

		7,691,669

Total		14,375,461

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
Relo Group	18,400	516,322

Total		516,322

Utilities – 1.3%
Water Utilities - 1.3%
Aqua America	39,800	1,450,312

Total		1,450,312

TOTAL COMMON STOCKS
(Cost $65,877,681)		104,008,413

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $5,502,229 (collateralized
by obligations of various U.S. Government
Agencies, 1.625%-1.875% due 8/31/22-9/30/22, valued at
$5,616,444)
(Cost $5,502,000)		5,502,000

TOTAL INVESTMENTS – 99.8%
(Cost $71,379,681)		109,510,413

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		245,006

NET ASSETS – 100.0%		$109,755,419

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 99.2%

Banks - 17.7%
BOK Financial	10,450	$852,198
Bryn Mawr Bank	10,000	361,300
Cadence Bancorporation Cl. A	15,887	294,704
Canadian Western Bank	14,000	292,393
Capital City Bank Group	25,481	554,976
Chemung Financial	14,512	681,048
County Bancorp	15,895	279,752
First Citizens BancShares Cl. A	2,538	1,033,474
First Republic Bank	6,498	652,789
Live Oak Bancshares	22,500	328,725
Popular	23,465	1,223,230
TriState Capital Holdings [1]	11,600	236,988
Umpqua Holdings	17,400	287,100

Total		7,078,677

Capital Markets - 49.3%
Ares Management Cl. A	38,950	904,029
Ashmore Group	184,680	1,027,571
Associated Capital Group Cl. A	7,000	276,920
B3-Brasil, Bolsa, Balcao	61,000	500,420
Bolsa Mexicana de Valores	174,000	361,263
Canaccord Genuity Group	133,000	581,225
Carlyle Group L.P.	33,400	610,552
Charles Schwab	8,400	359,184
Coronation Fund Managers	61,200	194,856
CRISIL	14,000	294,045
Edelweiss Financial Services	155,000	439,996
Edmond de Rothschild (Suisse)	30	530,254
Egyptian Financial Group-Hermes Holding [1]	307,987	301,945
Gluskin Sheff + Associates	63,400	680,802
GMP Capital	108,000	176,990
Great Elm Capital Group [1]	115,545	491,066
Hamilton Lane Cl. A	11,500	501,170
Hellenic Exchanges - Athens Stock Exchange	50,000	240,615
Intermediate Capital Group	39,111	542,512
INTL FCStone [1]	12,870	498,841
IOOF Holdings	55,000	239,003
JSE	51,000	467,028
Jupiter Fund Management	106,900	503,741
KKR & Co. Cl. A	23,900	561,411
MarketAxess Holdings	4,370	1,075,370
Northern Trust	3,770	340,846
NZX	580,000	394,980
Rothschild & Co	27,700	880,905
SEI Investments	7,950	415,387
Silvercrest Asset Management Group Cl. A	41,600	592,800
Sprott	500,000	1,133,685
TD Ameritrade Holding Corporation	8,680	433,913
U.S. Global Investors Cl. A	183,900	200,451
Value Partners Group	772,000	599,902
Virtu Financial Cl. A	47,400	1,125,750
VZ Holding	3,183	832,711
Warsaw Stock Exchange	19,000	192,999
Westaim Corporation [1]	105,000	201,931

Total		19,707,069

Consumer Finance - 0.6%
Currency Exchange International [1]	13,000	234,347

Total		234,347

Diversified Financial Services - 1.3%
ECN Capital	75,000	243,013
Onex Corporation	5,000	282,037

Total		525,050

Hotels, Restaurants & Leisure - 0.9%
Thomas Cook (India)	94,000	348,726

Total		348,726

Insurance - 7.9%
E-L Financial	2,022	1,219,373
First American Financial	3,900	200,850
Jardine Lloyd Thompson Group	11,900	296,654
MBIA [1]	95,300	907,256
National Western Life Group Cl. A	1,980	519,691

Total		3,143,824

IT Services - 2.2%
Cass Information Systems	5,016	237,257
PayPal Holdings [1]	6,080	631,347

Total		868,604

Marine - 2.0%
Clarkson	26,000	804,263

Total		804,263

Metals & Mining - 3.1%
Franco-Nevada	16,500	1,238,325

Total		1,238,325

Professional Services - 2.1%
IHS Markit [1]	11,900	647,122
People Corporation [1]	35,000	198,264

Total		845,386

Real Estate Management & Development - 6.9%
Altus Group	32,000	624,268
FirstService Corporation	12,600	1,125,684
FRP Holdings [1]	8,841	420,566
RMR Group (The) Cl. A	10,000	609,800

Total		2,780,318

Software - 3.5%
Benefitfocus [1]	10,600	524,912
Bottomline Technologies [1]	9,800	490,882
Envestnet [1]	6,000	392,340

Total		1,408,134

Trading Companies & Distributors - 1.7%
Air Lease Cl. A	19,500	669,825

Total		669,825

TOTAL COMMON STOCKS
(Cost $31,467,182)		39,652,548

REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $315,013 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $324,254)
(Cost $315,000)		315,000

TOTAL INVESTMENTS – 100.0%
(Cost $31,782,182)		39,967,548

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(6,406)

NET ASSETS – 100.0%		$39,961,142

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.6%

Australia – 8.7%
Bravura Solutions	2,000,000	$7,767,944
Cochlear	62,500	7,689,839
Hansen Technologies	3,732,174	7,711,585
IPH	1,800,000	8,997,751
Technology One	1,545,000	8,776,215

Total		40,943,334

Austria – 1.5%
Mayr-Melnhof Karton	55,000	6,897,642

Total		6,897,642

Brazil – 4.1%
OdontoPrev	2,385,000	9,989,911
TOTVS	920,000	9,257,921

Total		19,247,832

Canada – 5.3%
Altus Group	475,000	9,266,472
Computer Modelling Group	1,814,800	8,351,869
Morneau Shepell	340,000	6,973,772

Total		24,592,113

China – 1.6%
TravelSky Technology	2,800,000	7,401,321

Total		7,401,321

Denmark – 2.2%
SimCorp	108,000	10,426,120

Total		10,426,120

France – 4.4%
Lectra	233,000	5,632,476
Neurones	300,470	7,684,793
Thermador Groupe	130,000	7,291,377

Total		20,608,646

Germany – 3.2%
Amadeus Fire	75,000	8,648,695
Carl Zeiss Meditec	75,000	6,263,573

Total		14,912,268

India – 2.0%
AIA Engineering	295,000	7,596,968
SH Kelkar & Company	797,716	1,761,827

Total		9,358,795

Italy – 1.9%
DiaSorin	87,500	8,804,338

Total		8,804,338

Japan – 21.0%
As One	101,000	8,019,489
Benefit One	590,000	11,562,573
Cosel	850,000	8,934,855
Daifuku	210,000	10,914,013
EPS Holdings	455,000	7,578,544
Medikit	91,500	4,540,738
Meitec Corporation	285,000	12,934,675
NSD	340,000	7,905,621
Relo Group	280,000	7,857,079
TKC Corporation	231,700	8,456,433
USS	525,000	9,729,766

Total		98,433,786

Netherlands – 5.1%
IMCD	129,000	9,818,288
Intertrust	735,000	13,851,372

Total		23,669,660

New Zealand – 1.7%
Fisher & Paykel Healthcare	750,000	8,018,774

Total		8,018,774

Norway – 1.3%
TGS-NOPEC Geophysical	220,000	6,001,890

Total		6,001,890

Singapore – 2.2%
XP Power	310,000	10,093,985

Total		10,093,985

Sweden – 6.6%
Bravida Holding	1,000,000	8,814,387
Hexpol	955,000	8,027,411
Lagercrantz Group	600,000	6,453,486
Loomis Cl. B	225,000	7,744,184

Total		31,039,468

Switzerland – 11.0%
Burkhalter Holding	44,642	3,093,445
Inficon Holding	16,500	9,188,300
Kardex	74,128	11,166,659
LEM Holding	7,100	9,126,789
Partners Group Holding	16,500	11,996,987
VZ Holding	27,000	7,063,520

Total		51,635,700

United Kingdom – 8.8%
Ashmore Group	1,450,000	8,067,894
Consort Medical	725,000	8,271,858
Restore	1,705,000	7,661,334
Spirax-Sarco Engineering	108,500	10,160,605
Victrex	255,000	7,160,608

Total		41,322,299

TOTAL COMMON STOCKS
(Cost $400,911,831)		433,407,971

PREFERRED STOCK – 1.9%
Germany – 1.9%
FUCHS PETROLUB	215,000	8,851,171

(Cost $9,828,587)		8,851,171

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $25,741,073 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $26,259,691)
(Cost $25,740,000)		25,740,000

TOTAL INVESTMENTS – 100.0%
(Cost $436,480,418)		467,999,142

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(91,905)

NET ASSETS – 100.0%		$467,907,237

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.6%

Communication Services – 2.2%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	214,500	$1,454,310

Interactive Media & Services - 0.8%
QuinStreet [1]	137,042	1,834,993

Media - 0.7%
ITE Group	486,999	444,004
Marchex Cl. B [1]	218,000	1,031,140

		1,475,144

Total		4,764,447

Consumer Discretionary – 14.7%
Auto Components - 4.1%
Fox Factory Holding [1,2]	28,800	2,012,832
Modine Manufacturing [1]	183,900	2,550,693
Stoneridge [1]	114,900	3,316,014
Unique Fabricating	216,141	970,473

		8,850,012

Hotels, Restaurants & Leisure - 3.7%
Century Casinos [1]	393,300	3,563,298
Del Taco Restaurants [1]	66,700	671,002
Lindblad Expeditions Holdings [1]	114,000	1,738,500
Red Lion Hotels [1]	265,400	2,144,432

		8,117,232

Household Durables - 0.8%
Lovesac Company (The) [1,2]	61,100	1,699,191

Internet & Direct Marketing Retail - 0.8%
Gaia Cl. A [1]	179,000	1,637,850

Leisure Products - 1.3%
MasterCraft Boat Holdings [1]	76,700	1,731,119
Nautilus [1]	197,413	1,097,616

		2,828,735

Specialty Retail - 3.1%
Buckle (The)	95,975	1,796,652
Designer Brands	85,400	1,897,588
Kirkland’s [1]	140,500	987,715
Shoe Carnival	63,100	2,147,293

		6,829,248

Textiles, Apparel & Luxury Goods - 0.9%
Vera Bradley [1]	147,200	1,950,400

Total		31,912,668

Consumer Staples – 2.4%
Beverages - 0.9%
Primo Water [1,2]	124,500	1,924,770

Food Products - 1.5%
Farmer Bros. [1]	54,739	1,095,327
Landec Corporation [1]	178,800	2,195,664

		3,290,991

Total		5,215,761

Energy – 6.6%
Energy Equipment & Services - 6.0%
Gulf Island Fabrication [1]	154,700	1,418,599
Mammoth Energy Services	69,200	1,152,180
Natural Gas Services Group [1]	90,800	1,571,748
Newpark Resources [1]	276,800	2,535,488
Pason Systems	70,250	1,025,087
Profire Energy [1]	703,100	1,258,549
TGS-NOPEC Geophysical	52,000	1,418,628
Total Energy Services	215,500	1,562,611
Unit Corporation [1]	82,400	1,173,376

		13,116,266

Oil, Gas & Consumable Fuels - 0.6%
Ardmore Shipping [1]	194,600	1,198,736

Total		14,315,002

Financials – 10.5%
Banks - 4.3%
Allegiance Bancshares [1,2]	45,200	1,524,144
BayCom Corporation [1]	48,300	1,093,512
Brookline Bancorp	102,400	1,474,560
HarborOne Bancorp [1]	97,600	1,678,720
Investar Holding	73,000	1,657,830
TriState Capital Holdings [1]	90,700	1,853,001

		9,281,767

Capital Markets - 4.0%
B. Riley Financial	103,400	1,725,746
Canaccord Genuity Group	167,700	732,868
Hamilton Lane Cl. A	37,988	1,655,517
Silvercrest Asset Management Group Cl. A	164,300	2,341,275
Sprott	971,000	2,201,616

		8,657,022

Insurance - 0.3%
Health Insurance Innovations Cl. A [1,2]	30,000	804,600

Thrifts & Mortgage Finance - 1.9%
PCSB Financial	114,600	2,242,722
Western New England Bancorp	202,800	1,871,844

		4,114,566

Total		22,857,955

Health Care – 12.3%
Biotechnology - 3.2%
AMAG Pharmaceuticals [1]	25,800	332,304
Dynavax Technologies [1]	105,100	768,281
Heron Therapeutics [1]	70,000	1,710,800
Progenics Pharmaceuticals [1]	310,074	1,438,744
Zealand Pharma [1]	150,800	2,691,805

		6,941,934

Health Care Equipment & Supplies - 4.2%
AtriCure [1]	88,500	2,370,915
CryoLife [1]	82,700	2,412,359
OrthoPediatrics Corporation [1,2]	62,800	2,777,644
Surmodics [1]	36,600	1,591,368

		9,152,286

Life Sciences Tools & Services - 3.4%
Harvard Bioscience [1]	532,700	2,295,937
NeoGenomics [1]	117,300	2,399,958
Quanterix Corporation [1]	97,600	2,521,008

		7,216,903

Pharmaceuticals - 1.5%
Axsome Therapeutics [1]	182,400	2,595,552
Paratek Pharmaceuticals [1]	126,100	675,896

		3,271,448

Total		26,582,571

Industrials – 18.9%
Aerospace & Defense - 1.6%
CPI Aerostructures [1]	246,766	1,603,979
Kratos Defense & Security Solutions [1]	120,300	1,880,289

		3,484,268

Commercial Services & Supplies - 1.0%
Atento [1]	151,400	546,554
Heritage-Crystal Clean [1]	60,000	1,647,000

		2,193,554

Construction & Engineering - 4.2%
Ameresco Cl. A [1]	199,500	3,227,910
Construction Partners Cl. A [1]	104,700	1,337,019
IES Holdings [1]	89,800	1,595,746
Northwest Pipe [1]	122,000	2,928,000

		9,088,675

Electrical Equipment - 0.5%
American Superconductor [1]	39,400	506,684
Power Solutions International [1,3]	99,900	702,297

		1,208,981

Industrial Conglomerates - 0.8%
Raven Industries	45,300	1,738,161

Machinery - 6